UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
Address:


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:

Signature, Place, and Date of Signing:

/s/ H.K. HALLETT                   Charlotte, NC                   2/11/10
-----------------                ---------------               -----------------
   [Signature]                    [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                          -----------
Form 13F Information Table Entry Total:      76
                                          -----------
Form 13F Information Table Value Total:     150,913
                                          -----------
                                          (thousands)

                                        TITLE OF                         MARKET VALUE  MARKET VALUE            INVESTMENT  VOTING
NAME OF ISSUER                          CLASS         SYMBOL  CUSIP      12/31/2009    DIV. BY 1000  QUANTITY  DISCRETION  AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corporation                     common stock  CVX     166764100  $202,561      $203          2,631     sole        none
H. K. Heinz Company                     common stock  HNZ     423074103  $230,904      $231          5,400     sole        none
Sonoco Products Company                 common stock  SON     835495102  $236,545      $237          8,087     sole        none
Targacept Inc                           common stock  TRGT    87611R306  $238,950      $239          11,433    sole        none
World Acceptance Corporation            common stock  WRLD    981419104  $243,644      $244          6,800     sole        none
PowerShares Global Water Portfolio      ETF           PIO     73936T623  $254,822      $255          14,035    sole        none
BB&T Corporation                        common stock  BBT     54937107   $331,104      $331          13,051    sole        none
Abbott Labs                             common stock  ABT     2824100    $351,475      $351          6,510     sole        none
Calamos Strg Ttl Return Fund            common stock  CSQ     128125101  $377,870      $378          43,141    sole        none
Wells Fargo & Company                   common stock  WFC     949746101  $379,641      $380          14,066    sole        none
Piedmont Natural Gas Co.                common stock  PNY     720186105  $435,305      $435          16,265    sole        none
SPDR Gold Trust Gold Shares                           GLD     78463V107  $478,066      $478          4,455     sole        none
iShares MSCI EAFE Index Fund                          EFA     464287465  $514,650      $515          9,310     sole        none
Pfizer Inc                              common stock  PFE     717081103  $569,965      $570          31,334    sole        none
Colgate-Palmolive Co.                   common stock  CL      194162103  $607,253      $607          7,392     sole        none
PowerShares Exchange-traded Fund Trust                PXN     73935X633  $630,785      $631          60,132    sole        none
Best Buy Co., Inc                       common stock  BBY     86516101   $655,549      $656          16,613    sole        none
Royal Bank of Canada                    common stock  RY      780087102  $718,695      $719          13,421    sole        none
SCANA Corporation                       common stock  SCG     805889M102 $761,400      $761          20,207    sole        none
Coca Cola Company                       common stock  KO      191216100  $768,930      $769          13,490    sole        none
Bank of America Corporation             common stock  BAC     60505104   $807,924      $808          53,647    sole        none
New Oriental Education & Tech           ADR           EDU     647581107  $900,137      $900          11,905    sole        none
Longtop Financial Technologies          ADR           LFT     54318P108  $933,089      $933          25,205    sole        none
AECOM Technologies Corp                 common stock  ACM     00766T100  $944,295      $944          34,338    sole        none
Williams Companies, Inc                 common stock  WMB     969457100  $969,237      $969          45,979    sole        none
Sunpower Corporation                    common stock  SPWRA   867652109  $1,002,564    $1,003        42,338    sole        none
Devon Energy Corporation                common stock  DVN     25179M103  $1,006,583    $1,007        13,695    sole        none
Ctrip Com Intl Ltd ADR                  ADR           CTRP    22943F100  $1,077,900    $1,078        15,000    sole        none
Qiagen N. V.                                          QGEN    N72482107  $1,093,857    $1,094        48,986    sole        none
Mastercard In.c                         common stock  MA      57636Q104  $1,096,874    $1,097        4,285     sole        none
Zimmer Holdings Inc                     common stock  ZMH     98956P102  $1,226,473    $1,226        20,749    sole        none
Oilsands Quest Inc                      common stock  BQI     678046103  $1,261,759    $1,262        1,097,182 sole        none
Ryder ETF Trust Health Care             ETF           RYH     78355W841  $1,265,708    $1,266        22,221    sole        none
Manitowoc Company, Inc                  common stock  MTW     563571108  $1,281,285    $1,281        128,514   sole        none
Agnico Eagle Mines Ltd                  common stock  AEM     8474108    $1,311,390    $1,311        24,285    sole        none
Teva Pharmaceutical Industries          common stock  TEVA    881624209  $1,329,837    $1,330        23,671    sole        none
Covanta Holding Corporation             common stock  CVA     2282E102   $1,362,593    $1,363        75,323    sole        none
Energy Recovery Inc                     common stock  ERII    29270J100  $1,384,689    $1,385        201,263   sole        none
PowerShares Wilderhill Clean Energy                   PBW     73935X500  $1,439,427    $1,439        130,857   sole        none
Potash Corp Saskatchawan Inc            common stock  POT     73755L107  $1,449,126    $1,449        13,356    sole        none
Itron, Inc                              common stock  ITRI    465741106  $1,728,103    $1,728        25,575    sole        none
CVS/Caremark Corporation                common stock  CVS     126650100  $1,831,042    $1,831        56,847    sole        none
Aqua America, Inc                       common stock  WTR     03836W103  $1,859,453    $1,859        106,194   sole        none
Kraft Foods, Inc                        common stock  KFT     50075N104  $1,863,515    $1,864        68,562    sole        none
Monsanto Company                        common stock  MON     61166W101  $1,887,526    $1,888        23,089    sole        none
Oracle Corp.                            common stock  ORCL    68389X105  $2,051,836    $2,052        83,646    sole        none
Exelon Corp                             common stock  ECX     30161N101  $2,077,137    $2,077        42,503    sole        none
Berkshire Hathaway Inc. Class A         common stock  BRKA    84670108   $2,083,200    $2,083        21        sole        none
Fluor Corporation                       common stock  FLR     343412102  $2,203,897    $2,204        48,932    sole        none
Cisco Systems, Inc                      common stock  CSCO    17275R102  $2,273,271    $2,273        94,957    sole        none
Darden Restaurants, Inc                 common stock  DRI     237194105  $2,481,623    $2,482        70,762    sole        none
Eaton Vance Txmg                        common stock  ETW     27829C105  $2,523,480    $2,523        181,676   sole        none
Transocean Ltd                          common stock  RIG     H8817H100  $2,584,105    $2,584        31,209    sole        none
Intel Corp.                             common stock  INTC    458140100  $2,622,187    $2,622        128,539   sole        none
American Water Works Co                 common stock  AWK     30420103   $2,750,415    $2,750        122,732   sole        none
Kinder Morgan Mgmg                      common stock  KMR     49455U100  $2,862,737    $2,863        52,393    sole        none
Exxon Mobil Corp                        common stock  XOM     30231G102  $3,066,823    $3,067        44,975    sole        none
iShares S&P U.S.Preferred Stock Index                 PFF     464288687  $3,099,475    $3,099        84,452    sole        none
Roche Hldg Ltd                                        RHHBY   71195104   $3,118,136    $3,118        73,342    sole        none
iShares MSCI Bric Index Fund                          BKF     464286657  $3,134,260    $3,134        68,359    sole        none
ITT Corporation                         common stock  ITT     450911102  $3,588,215    $3,588        72,139    sole        none
China Fund Inc                          common stock  CHN     169373107  $3,690,595    $3,691        130,779   sole        none
General Electric Company                common stock  GE      369604103  $3,739,857    $3,740        247,182   sole        none
Powershares DB Agriculture Fund                       DBA     73936B408  $3,878,219    $3,878        146,680   sole        none
Macquarie Global Infrastructure
  Total Return                          common stock  MGU     55608D101  $3,898,720    $3,899        245,976   sole        none
PepsiCo                                 common stock  PEP     713448108  $3,961,824    $3,962        65,162    sole        none
Microsoft Corp                          common stock  MSFT    594918104  $4,079,047    $4,079        133,827   sole        none
Verizon Communications                  common stock  VZ      92343V104  $4,126,027    $4,126        124,540   sole        none
General Dynamics Corporation            common stock  GD      369550108  $4,213,929    $4,214        61,815    sole        none
Powershares DB Cmdty Unit Ben Int                     DBC     73935S105  $4,398,511    $4,399        178,656   sole        none
Berkshire Hathaway Inc Class B          common stock  BRKB    84670207   $4,633,260    $4,633        1,410     sole        none
Johnson & Johnson                       common stock  JNJ     478160104  $4,745,468    $4,745        73,676    sole        none
United Technologies Corporation         common stock  UTX     913017109  $4,892,285    $4,892        70,484    sole        none
FPL Group, Inc.                         common stock  FPL     302571104  $4,973,478    $4,973        94,159    sole        none
Proctor & Gamble Company                common stock  PG      742718109  $5,213,049    $5,213        85,981    sole        none
iShares Goldman Sachs Investop
  Corp Bond                                           LQD     464287242  $6,645,539    $6,646        63,807    sole        none

Grand Total                                                              $150,913,105  $150,913      5,555,609